Income Tax (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred Tax Assets and Liabilities:
Net operating loss carry forwards	$ 31,318	$ 38,163	$ 73,323
Valuation allowance	(31,318)	(38,163)	(73,323)
Net deferred tax assets